Fees Summary	Jan. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,245,535,000.00
Previously Paid Amount	0.00
Total Fee Amount	448,208.38
Total Offset Amount	0.00
Net Fee	448,208.38
Narrative - Max Aggregate Offering Price	$ 3,245,535,000.00
Final Prospectus	true